Financial risk management - Additional information (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Risk Management [Line Items]
Borrowings With Floating Interest Rates		42.00%	69.00%
Undrawn Borrowing Facilities	$ 15.8	$ 13.0	$ 13.0